LONG-TERM DEBT - Issued (Details) $ in Millions, $ in Millions			1 Months Ended
	May 22, 2020	Jun. 30, 2019 CAD ($)	Oct. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CAD ($)	Sep. 30, 2019 CAD ($)	Jul. 31, 2019 CAD ($)	Apr. 30, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2018 USD ($)	Jul. 31, 2018 CAD ($)	May 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Dec. 31, 2020
Senior Secured Credit Facilities due April 2027
Debt Instrument [Line Items]
Amount						$ 1,500
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due April 2030
Debt Instrument [Line Items]
Amount					$ 1,250
Interest Rate					4.10%	4.10%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due April 2027
Debt Instrument [Line Items]
Amount						$ 2,000
Interest Rate					3.80%	3.80%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due September 2029
Debt Instrument [Line Items]
Amount							$ 700
Interest Rate							3.00%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due July 2048
Debt Instrument [Line Items]
Amount							$ 300					$ 800
Interest Rate							4.18%					4.18%
Long-term debt, re-issuance yield							3.991%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due October 2049
Debt Instrument [Line Items]
Amount									$ 1,000
Interest Rate									4.34%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due March 2049
Debt Instrument [Line Items]
Amount											$ 1,000
Interest Rate											5.10%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due May 2028
Debt Instrument [Line Items]
Amount											$ 400		$ 1,000
Interest Rate											4.25%		4.25%
Long-term debt, re-issuance yield											4.439%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due March 2028
Debt Instrument [Line Items]
Amount												$ 200
Interest Rate												3.39%
Long-term debt, re-issuance yield												3.41%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due May 2048
Debt Instrument [Line Items]
Amount													$ 1,000
Interest Rate													4.875%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due May 2038
Debt Instrument [Line Items]
Amount													$ 500
Interest Rate													4.75%
GAS TRANSMISSION NORTHWEST LLC | Senior Unsecured Notes due June 2030
Debt Instrument [Line Items]
Amount				$ 175
Interest Rate				3.12%
COASTAL GASLINK PIPELINE LIMITED PARTNERSHIP | Senior Secured Credit Facilities due April 2027
Debt Instrument [Line Items]
Amount						$ 1,603
NOURTHERN COURIER PIPELINE LIMTED PARTNERSHIP | Senior Secured Notes due June 2042
Debt Instrument [Line Items]
Amount		$ 1,000						$ 1,000
Interest Rate								3.365%
NORTH BAJA PIPELINE, LLC | Unsecured Term Loan due December 2021
Debt Instrument [Line Items]
Amount										$ 50
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Senior Unsecured Notes Due October 2030
Debt Instrument [Line Items]
Amount			$ 125
Interest Rate													2.84%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Unsecured Loan Facility due April 2023
Debt Instrument [Line Items]
Amount														$ 19
Disposal group, disposed of by sale, not discontinued operations | NOURTHERN COURIER PIPELINE LIMTED PARTNERSHIP
Debt Instrument [Line Items]
Ownership interest sold								85.00%
Disposal group, disposed of by sale, not discontinued operations | COASTAL GASLINK PIPELINE LIMITED PARTNERSHIP
Debt Instrument [Line Items]
Ownership interest sold	65.00%
Liquids Pipelines | NOURTHERN COURIER PIPELINE LIMTED PARTNERSHIP
Debt Instrument [Line Items]
Ownership interest percentage								15.00%							15.00%
Canadian Natural Gas Pipelines | COASTAL GASLINK PIPELINE LIMITED PARTNERSHIP
Debt Instrument [Line Items]
Ownership interest percentage	35.00%														35.00%